Cash and Cash Equivalents and Restricted Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents and Restricted Cash [Abstract]
Notes in bank	$ 13,000,000	$ 15,000,000
Interest income	$ 500,012	$ 327,559